Valuation of Available-for-Sale Investments (Detail)	12 Months Ended			12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 Mobile Embedded Technology Inc Series A Preferred Stock CNY	Dec. 31, 2011 Mobile Embedded Technology Inc Series A Preferred Stock CNY	Dec. 31, 2012 Five One Network Development Co Ltd Series C Preferred Stock CNY	Dec. 31, 2011 Five One Network Development Co Ltd Series C Preferred Stock CNY
Schedule of Available-for-sale Securities [Line Items]
Fair value of available-for-sale investment as at Beginning of the period	386,851,118	423,302,661	$ 12,638,788
Unrealized gain(loss) in fair value				(2,637,805)	4,893,132		(20,890,689)
Reverse unrealized gain in fair value				(18,054,900)		(18,672,228)
Impairment in fair value						(240,725,709)
Fair value of available-for-sale investment as at End of the period				(34,149,500)
Effect of exchange rate change	6,129,940	(20,453,986)
Fair value of available-for-sale investment as at End of the period	78,740,916	386,851,118	$ 12,638,788